Equity-Based Compensation - 2011 Equity Incentive Plan Options Granted and Exercised (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 21, 2020	Dec. 31, 2019	Dec. 31, 2020	Jun. 22, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of options granted	$ 520,000	$ 17,000	$ 1,900,000
Intrinsic value of options exercised		62,000
Grant date fair value of shares vested	$ 9,000	23,000
Cash received from options exercised		16,000
Tax benefit from options exercised		(3,000)
2011 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant				1,000,000
Maximum exercisable period	10 years
Tax benefit from options exercised	$ (1,000)	$ (5,000)
2011 Equity Incentive Plan | One year from grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2011 Equity Incentive Plan | Over 36 Months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	2.08%